Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (3,126,000)	$ (1,682,000)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities
Depreciation of property and equipment	1,442,000	1,851,000
Amortization of intangible assets	581,000	640,000
Amortization of capitalized engineering costs	168,000	198,000
Bad debt expense (recovery)	(10,000)	29,000
Non-cash compensation expense/(forfeiture of unamortized stock compensation)	(73,000)	83,000
Amortization of deferred financing costs	114,000	285,000
Deferred gain on sale of real estate	(19,000)	(19,000)
Gain on sale of subsidiary	(288,000)	5,000
Deferred income taxes	0	(818,000)
Amortization of debt discount on convertible notes payable	603,000	0
Changes in Assets and Liabilities (Increase) Decrease in Operating Assets:
Accounts receivable	(1,846,000)	2,300,000
Inventory	262,000	(3,840,000)
Prepaid expenses and other current assets	126,000	178,000
Prepaid taxes	360,000	(151,000)
Deposits and other assets	(323,000)	0
Increase (Decrease) in Operating Liabilities:
Accounts payable and accrued expenses	(1,141,000)	754,000
Deferred rent	17,000	6,000
Deferred revenue	(243,000)	287,000
Income taxes payable	0	5,000
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(3,396,000)	111,000
CASH FLOWS FROM INVESTING ACTIVITIES
Capitalized engineering costs	(483,000)	(394,000)
Purchase of property and equipment	(298,000)	(1,229,000)
Proceeds from sale of fixed assets	0	1,671,000
Proceeds from sale of subsidiary, net	4,260,000	0
NET CASH PROVIDED BY INVESTING ACTIVITIES	3,479,000	48,000
CASH FLOWS FROM FINANCING ACTIVITIES
Note payable - revolver, net	(4,589,000)	(2,668,000)
Payments of note payable - term loans	(2,439,000)	(2,445,000)
Capital lease obligations	(620,000)	(604,000)
Proceeds from notes payable issuances - related party	2,553,000	1,400,000
Proceeds from notes payable issuances	4,184,000	0
Deferred financing costs	(50,000)	(199,000)
Expense for issuance of preferred stock	0	(663,000)
Proceeds from the issuance of preferred stock	0	5,250,000
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(961,000)	71,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(878,000)	230,000
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,304,000	529,000
CASH AND CASH EQUIVALENTS AT END OF PERIOD	426,000	759,000
Supplemental cash flow information
Cash paid during the period for interest	992,000	916,000
Cash paid during the period for income taxes	0	13,000
Preferred stock issued for notes payable-related party	0	1,750,000
Acquisition of property and equipment financed by capital lease	0	2,096,000
Supplemental disclosure of non-cash transactions
Issuance of Convertible notes payable - related party	1,885,000	0
Placement agent warrants issued	$ 0	$ 26,000